ALLIANCE CAPITAL RESERVES

This filed pursuant to Rule 497(e).
File Nos: 002-61564 and 811-02835

 ----------------------------------------
                YIELDS                               [LOGO APPEARS HERE]
  For current recorded yield information
 on the Funds, call toll-free (800) 221-                   PC Cash
 9513.
 ---------------------------------------          PROSPECTUS NOVEMBER 1, 1996
  The Funds are open-end management in-
 vestment companies with investment objec-
 tives of safety, liquidity and maximum
 current income (in the case of Alliance          . ALLIANCE CAPITAL RESERVES
 Municipal Trust-General, exempt from Fed-
 eral income taxes and, in the case of the        . ALLIANCE GOVERNMENT RESERVES
 New York, California, Connecticut, New
 Jersey, Virginia and Florida Portfolios,         . ALLIANCE TREASURY RESERVES
 exempt from Federal and state income
 taxes of the respective states) to the           . ALLIANCE MUNICPAL TRUST--
 extent consistent with the first two ob-           GENERAL PORTFOLIO
 jectives. Alliance Capital Reserves,               NEW JERSEY PORTFOLIO
 Alliance Government Reserves, Alliance             NEW YORK PORTFOLIO
 Treasury Reserves and the General Portfo-          CALIFORNIA PORTFOLIO
 lio of Alliance Municipal Trust are di-            VIRGINIA PORTFOLIO
 versified. The New York, California, Con-          FLORIDA PORTFOLIO
 necticut, New Jersey, Virginia and Flor-ida Portfolios of Alliance Municipal
 Trust are non-diversified, and are of-
 fered only to residents of each such re-spective state. This prospectus sets forth the information about each Fund that a prospective investor should know before investing. Please retain it for future reference.

  AN INVESTMENT IN A FUND IS (I) NEITHER
 INSURED NOR GUARANTEED BY THE U.S. GOV-
 ERNMENT; (II) NOT A DEPOSIT OR OBLIGATION
 OF, OR GUARANTEED OR ENDORSED BY, ANY
 BANK; AND (III) NOT FEDERALLY INSURED BY
 THE FEDERAL DEPOSIT INSURANCE CORPORA-
 TION, THE FEDERAL RESERVE BOARD OR ANY
 OTHER AGENCY. THERE CAN BE NO ASSURANCE
 THAT A FUND WILL BE ABLE TO MAINTAIN A
 STABLE NET ASSET VALUE OF $1.00 PER
 SHARE. THE PORTFOLIOS OF ALLIANCE MUNICI-
 PAL TRUST, EXCEPT FOR THE GENERAL PORTFO-
 LIO, MAY INVEST A SIGNIFICANT PORTION OF
 THEIR ASSETS IN THE SECURITIES OF A SIN-
 GLE ISSUER. ACCORDINGLY, AN INVESTMENT IN
 SUCH PORTFOLIOS MAY BE RISKIER THAN AN
 INVESTMENT IN OTHER TYPES OF MONEY MARKET
 FUNDS.

  A "Statement of Additional Information"
 for each Fund dated November 1, 1996,
 which provides a further discussion of
 certain areas in this prospectus and
 other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your Account Executive.

  THESE SECURITIES HAVE NOT BEEN APPROVED
 OR DISAPPROVED BY THE SECURITIES AND EX-
 CHANGE COMMISSION OR ANY STATE SECURITIES
 COMMISSION NOR HAS THE SECURITIES AND EX-
 CHANGE COMMISSION OR ANY STATE SECURITIES
 COMMISSION PASSED UPON THE ACCURACY OR
 ADEQUACY OF THIS PROSPECTUS. ANY
 REPRESENTATION TO THE CONTRARY IS A CRIM-
 INAL OFFENSE.

 CONTENTS
 -------

  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   8
  Purchase and Redemption of Shares.........................................  12
  Additional Information....................................................  13

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets,
 after expense            ACR   AGR   ATR   AMT-GEN AMT-NY AMT-CA AMT-CT AMT-NJ AMT-VA AMT-FL
 reimbursement)           ---   ----  ----  ------- ------ ------ ------ ------ ------ ------
   Management Fees.......  .46%  .48%  .50%   .50%    .50%   .50%   .50%   .50%   .50%   .50%
   12b-1 Fees............  .25   .25   .25    .25     .25    .25    .25    .25    .25    .25
   Other Expenses........  .29   .27   .25    .25     .25    .25    .25    .25    .25    .25
                          ----  ----  ----   ----    ----   ----   ----   ----   ----   ----
   Total Fund Operating
    Expenses............. 1.00% 1.00% 1.00%  1.00%   1.00%  1.00%  1.00%  1.00%  1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   ACR..........................................  $10     $32     $55     $122
   AGR..........................................  $10     $32     $55     $122
   ATR..........................................  $10     $32     $55     $122
   AMT--General.................................  $10     $32     $55     $122
   AMT--New York................................  $10     $32     $55     $122
   AMT--California..............................  $10     $32     $55     $122
   AMT--Connecticut.............................  $10     $32     $55     $122
   AMT--New Jersey..............................  $10     $32     $55     $122
   AMT--Virginia................................  $10     $32     $55     $122
   AMT--Florida.................................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for ACR, AMT-CT, AMT-NJ, AMT-VA and AMT-FL are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolios, before expense reimbursements, would be: ACR: Management Fee--.47%, 12b-1 Fees--.25%, Other Expenses--.29% and Total Operating Expenses--1.01%; AMT-CT: Management Fee--.50%, 12b-1 Fees--.25%, Other Expenses--.37% and Total Operating Expenses--1.12%; AMT-NJ: Management Fee--.50%, 12b-1 Fees--.25%, Other Expenses--.37% and Total Operating Expenses--1.12%; AMT-VA: Management Fee--
 .50%, 12b-1 Fees--.25%, Other Expenses--.38% and Total Operating Expenses-- 1.13%, and AMT-FL: Management Fee--.50%, 12b-1 Fees--.25%, Other Expenses--
 .34% and Total Operating Expenses--1.09%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following tables have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information.

                                                      YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  --------------------------------------------------------------------------------
                             1996    1995    1994    1993    1992    1991    1990    1989    1988     1987
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 Net asset value,
  beginning of period.....  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $  1.00  $  1.00
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....   .0471   .0447   .0255   .0266   .0438   .0662   .0782   .0788   0.0625   0.0549
 Net realized gain on
  investments.............     -0-     -0-     -0-   .0003   .0013     -0-     -0-     -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 Net increase in net
  assets from operations..   .0471   .0447   .0255   .0269   .0451   .0662   .0782   .0788   0.0625   0.0549
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 LESS: DISTRIBUTIONS
 Dividends from net
  investment income.......  (.0471) (.0447) (.0255) (.0266) (.0438) (.0662) (.0782) (.0788) (0.0625) (0.0549)
 Distributions from net
  realized gains..........     -0-     -0-     -0-  (.0003) (.0013)    -0-     -0-     -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 Total dividends and
  distributions...........  (.0471) (.0447) (.0255) (.0269) (.0451) (.0662) (.0782) (.0788) (0.0625) (0.0549)
                            ------  ------  ------  ------  ------  ------  ------  ------  -------  -------
 Net asset value, end of
  period..................  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $  1.00  $  1.00
                            ======  ======  ======  ======  ======  ======  ======  ======  =======  =======
 TOTAL RETURNS
 Total investment return
  based on:
  Net asset value(a)......    4.82%   4.57%   2.58%   2.73%   4.61%   6.84%   8.14%   8.20%    6.45%    5.64%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $4,804  $3,024  $2,417  $2,112  $1,947  $1,937  $1,891  $1,536   $1,392   $1,458
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....    1.00%   1.00%   1.00%   1.00%   1.00%    .97%    .88%    .95%     .95%     .99%
  Expenses, before waivers
   and reimbursements.....    1.00%   1.03%   1.03%   1.00%   1.00%    .97%    .98%   1.05%    1.05%    1.09%
  Net investment
   income(b)..............    4.69%   4.51%   2.57%   2.65%   4.37%   6.62%   7.82%   7.87%    6.26%    5.50%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

ALLIANCE GOVERNMENT                                    YEAR ENDED JUNE 30,
RESERVES                  ---------------------------------------------------------------------------------------
                           1996    1995     1994     1993     1992     1991     1990     1989     1988     1987
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value,
 beginning of period....  $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...   .0461    .0439    .0244    .0256    .0421    .0640    .0765    .0774   0.0612   0.0541
Net realized gain on
 investments............     -0-      -0-      -0-    .0001      -0-      -0-    .0001      -0-      -0-      -0-
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net increase in net
 assets from operations.   .0461    .0439    .0244    .0257    .0421    .0640    .0766    .0774   0.0612   0.0541
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......  (.0461)  (.0439)  (.0244)  (.0256)  (.0421)  (.0640)  (.0765)  (.0774) (0.0612) (0.0541)
Distributions from net
 realized gains.........     -0-      -0-      -0-   (.0001)     -0-      -0-   (.0001)     -0-      -0-      -0-
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total dividends and
 distributions..........  (.0461)  (.0439)  (.0244)  (.0257)  (.0421)  (.0640)  (.0766)  (.0774) (0.0612) (0.0541)
                          ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period.................  $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          ======  =======  =======  =======  =======  =======  =======  =======  =======  =======
TOTAL RETURNS
Total investment return
 based on:
 Net asset value(a).....    4.72%    4.48%    2.48%    2.60%    4.30%    6.61%    7.96%    8.04%    6.31%    5.56%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in millions)..........  $3,205   $2,514   $2,061   $1,783   $1,572   $1,070     $584     $522     $315     $260
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements........    1.00%    1.00%    1.00%    1.00%     .95%     .89%     .88%     .88%     .80%     .95%
 Expenses, before
  waivers and
  reimbursements........    1.01%    1.05%    1.04%    1.02%     .97%     .93%     .98%     .98%     .90%    1.05%
 Net investment
  income(b).............    4.60%    4.42%    2.46%    2.55%    4.17%    6.28%    7.65%    7.86%    6.13%    5.41%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

                                                           SEPTEMBER 1, 1993(a)
ALLIANCE TREASURY RESERVES      YEAR ENDED    YEAR ENDED         THROUGH
                               JUNE 30, 1996 JUNE 30, 1995    JUNE 30, 1994
                               ------------- ------------- --------------------
Net asset value, beginning of
 period.......................   $   1.00      $   1.00          $  1.00
                                 --------      --------          -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income.........      .0466         .0460            0.260
                                 --------      --------          -------
LESS: DISTRIBUTIONS
Dividends from net investment
 income.......................     (.0466)       (.0460)          (.0260)
                                 --------      --------          -------
Net asset value, end of
 period.......................   $   1.00      $   1.00          $  1.00
                                 ========      ========          =======
TOTAL RETURNS
Total investment return based
 on: net asset value(b).......       4.77%         4.71%            3.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)...................   $700,558      $493,702          $80,720
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements..............        .81%          .69%             .28%(c)
 Expenses, before waivers and
  reimbursements..............       1.05%         1.05%            1.28%(c)
 Net investment income(d).....       4.64%         4.86%            3.24%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                           GENERAL PORTFOLIO
ALLIANCE MUNICIPAL TRUST  ------------------------------------------------------------------------------------------------
                                                                                                         YEAR ENDED
                                        YEAR ENDED JUNE 30,                           SIX MONTHS        DECEMBER 31,
                          ---------------------------------------------------------      ENDED      ----------------------
                           1996    1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987    1986
                          ------  ------     ------  ------  ------  ------  ------  -------------  ------  ------  ------
Net asset value,
 beginning of period....  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    .029    .028       .018    .020    .034    .046    .055       .030        .047    .041    .044
Net realized and
 unrealized loss on
 investments............     -0-   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
Net increase in net
 asset value from
 operations.............    .029    .025       .018    .020    .034    .046    .055       .030        .047    .041    .044
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
Capital Contributed by
 the Adviser............     -0-    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......   (.029)  (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)  (.044)
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
Net asset value, end of
 period.................  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00
                          ======  ======     ======  ======  ======  ======  ======     ======      ======  ======  ======
TOTAL RETURNS
Total investment return
 based on net asset
 value(a)...............    2.93%   2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%   4.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $1,148  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690    $794
Ratio to average net
 assets of:
 Expense, net of waivers
  and reimbursements....     .95%    .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%    .80%
 Expense, before waivers
  and reimbursements....     .95%    .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%    .90%
 Net investment
  income(d).............    2.90%   2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%   4.31%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser has no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                                               YEAR ENDED
                                              YEAR ENDED JUNE 30,                              SIX MONTHS     DECEMBER 31,
                          ------------------------------------------------------------------      ENDED      ----------------
                            1996      1995      1994      1993      1992     1991     1990    JUNE 30, 1989   1988     1987
                          --------  --------  --------  --------  --------  -------  -------  -------------  -------  -------
Net asset value,
 beginning of period....    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...      .028      .028      .018      .019      .034     .042     .051        .027        .041     .036
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
LESS DISTRIBUTIONS
Dividends from net
 investment income......     (.028)    (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)      (.041)   (.036)
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
Net asset value, end of
 period.................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                          ========  ========  ========  ========  ========  =======  =======     =======     =======  =======
TOTAL RETURNS
Total investment return
 based on
 net asset value(a).....      2.87%     2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(b)    4.14%    3.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $330,984  $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910     $41,335  $58,684
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements........       .85%      .85%      .84%      .80%      .80%     .80%     .80%        .85%(b)    1.00%     .87%
 Expenses, before
  waivers and
  reimbursements........      1.03%     1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(b)    1.33%     .97%
 Net investment
  income(c).............      2.82%     2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(b)    4.03%    3.62%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) Net of expenses reimbursed or waived by the Adviser.